SEGMENTS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 3,352	$ 3,951	$ 1,649
Amounts not allocated to segments [Abstract]
Depreciation and amortization	1,308	1,508	1,642
General and administrative expenses	1,239	1,217	1,239
Legal Settlements And Loss Contingencies	631	(111)	1,524
Impairments Restructuring And Others	1,131	650	788
Financial expenses - net	(1,000)	(313)	(399)
Income before income taxes	2,352	3,638	1,250
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	7,361	6,987	6,464
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	7,043	6,761	6,221
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	2,682	2,166	1,680
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	4,361	4,595	4,541
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	318	226	243
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	838	1,036	1,180
General and administrative expenses	1,239	1,217	1,239
Legal Settlements And Loss Contingencies	631	(111)	1,524
Impairments Restructuring And Others	1,131	650	788
Otehr Unallocated Amounts	$ 170	$ 244	$ 84